Quarterly Report
February 28, 2021
MFS®  Charter Income Trust
MCR-Q1

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 119.1%
Aerospace – 1.4%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$993,000	$908,287
Bombardier, Inc., 7.875%, 4/15/2027 (n)		530,000	475,781
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		525,000	530,250
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025		112,000	123,190
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		140,000	153,932
Moog, Inc., 4.25%, 12/15/2027 (n)		990,000	1,017,225
TransDigm, Inc., 6.25%, 3/15/2026 (n)		15,000	15,807
TransDigm, Inc., 6.375%, 6/15/2026		1,030,000	1,061,085
TransDigm, Inc., 5.5%, 11/15/2027		570,000	585,550
TransDigm, Inc., 4.625%, 1/15/2029 (n)		460,000	452,525
			$5,323,632
Airlines – 0.0%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	100,000	$120,206
Asset-Backed & Securitized – 1.8%
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.157% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)		$300,000	$299,869
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, 2.13%, 12/15/2035 (n)		200,000	200,000
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.212% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)		491,000	486,673
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 3.316% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)		92,406	92,406
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.63%, 4/15/2053 (i)		1,995,413	216,977
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.715% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		226,979	237,352
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.77%, 2/15/2054 (i)(w)		1,307,581	167,854
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		227,000	245,555
Benchmark Mortgage Trust, 2020-B18, “XA”, 1.793%, 7/15/2053 (i)		3,394,545	392,739
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.28%, 2/15/2054 (i)		3,643,536	358,466
BPCRE Holder LLC, 1.75%, 2/15/2037 (n)(w)		338,000	338,315
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		406,677	413,392
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		145,328	150,718
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	451,664
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		95,438	96,002
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		95,438	95,459
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		115,359	112,897
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053		516,973	511,773
Crest Ltd., CDO, 0.001%, (0.001% cash or 7% PIK) 1/28/2040 (a)(d)(p)		3,314,294	33
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.465% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		265,538	265,539
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.923% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		440,000	436,623
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.208% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		382,871	382,990
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.248% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		135,185	135,312
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.957% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		428,000	434,950
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)		212,973	216,977
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		273,525	279,869
			$7,020,404
Automotive – 2.0%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$615,000	$621,150
Adient U.S. LLC, 7%, 5/15/2026 (n)		80,000	86,109
Daimler AG, 0.75%, 9/10/2030	EUR	100,000	122,926
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$150,000	150,013
Dana, Inc., 5.5%, 12/15/2024		80,000	81,400
Dana, Inc., 5.375%, 11/15/2027		484,000	505,780
Dana, Inc., 5.625%, 6/15/2028		166,000	176,168
Ferrari N.V., 1.5%, 5/27/2025	EUR	262,000	330,212
General Motors Financial Co., Inc., 2.35%, 9/03/2025	GBP	175,000	251,015
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$450,000	579,566
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,325,000	1,383,333

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$455,000	$461,825
Lear Corp., 3.8%, 9/15/2027		162,000	178,466
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		1,165,000	1,257,035
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		320,000	352,304
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		360,000	370,800
Volkswagen International Finance N.V., 0.875%, 9/22/2028	EUR	100,000	122,553
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		200,000	251,562
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/31/2166		200,000	249,186
			$7,531,403
Broadcasting – 2.1%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$850,000	$871,250
CBS Radio, Inc., 7.25%, 11/01/2024 (n)		265,000	268,021
Discovery, Inc., 4.125%, 5/15/2029		78,000	87,949
iHeartCommunications, Inc., 8.375%, 5/01/2027		605,000	641,530
Netflix, Inc., 5.875%, 2/15/2025		1,160,000	1,326,721
Netflix, Inc., 3.625%, 6/15/2025 (n)		555,000	591,075
Netflix, Inc., 5.875%, 11/15/2028		245,000	293,265
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		925,000	977,031
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	186,848
Prosus N.V., 3.68%, 1/21/2030 (n)		$200,000	211,285
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		415,000	432,430
WMG Acquisition Corp., 2.75%, 7/15/2028 (n)	EUR	550,000	677,704
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		$1,449,000	1,488,384
			$8,053,493
Brokerage & Asset Managers – 0.6%
Intercontinental Exchange, Inc., 3%, 9/15/2060		$111,000	$103,852
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,645,000	1,682,506
Raymond James Financial, 4.65%, 4/01/2030		227,000	270,605
Vivion Investments, 3%, 8/08/2024	EUR	300,000	347,849
			$2,404,812
Building – 3.0%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$980,000	$1,012,859
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		1,000,000	1,010,000
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		200,000	224,580
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)		305,000	309,688
Core & Main LP, 6.125%, 8/15/2025 (n)		352,000	359,955
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)		560,000	581,353
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		160,000	164,000
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)		419,000	435,236
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		130,000	129,675
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031	EUR	125,000	146,708
Interface, Inc., 5.5%, 12/01/2028 (n)		$535,000	560,413
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		390,000	395,932
Masco Corp., 2%, 10/01/2030		314,000	305,989
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		1,106,000	1,139,180
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		407,000	455,840
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		360,000	352,800
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		935,000	1,020,319
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)		505,000	523,938
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		540,000	560,925
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	370,000	449,812
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		$700,000	722,351
Vulcan Materials Co., 3.5%, 6/01/2030		137,000	150,804
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		430,000	455,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (n)(p)		$260,000	$274,139
			$11,742,296
Business Services – 1.6%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$775,000	$796,312
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)		360,000	369,450
CDK Global, Inc., 4.875%, 6/01/2027		450,000	470,812
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	100,000	118,853
Euronet Worldwide, Inc., 1.375%, 5/22/2026		200,000	242,634
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	112,021
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		265,000	276,925
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)		323,000	332,286
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		625,000	649,494
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		331,000	358,303
Switch, Ltd., 3.75%, 9/15/2028 (n)		1,211,000	1,233,706
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	758,329
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		575,000	617,711
			$6,336,836
Cable TV – 6.0%
CCO Holdings LLC, 4.25%, 2/01/2031 (n)		$515,000	$521,438
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		805,000	831,967
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		2,020,000	2,090,700
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,035,000	2,123,929
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		835,000	864,342
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		101,000	110,029
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		1,275,000	1,318,828
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,665,000	2,801,581
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		535,000	571,113
DISH DBS Corp., 5.875%, 11/15/2024		725,000	759,496
DISH DBS Corp., 7.75%, 7/01/2026		695,000	764,848
Eutelsat S.A., 2.25%, 7/13/2027	EUR	200,000	263,404
Eutelsat S.A., 1.5%, 10/13/2028		200,000	247,765
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		$495,000	314,325
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)		295,000	188,977
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		570,000	612,038
SES S.A., 2%, 7/02/2028	EUR	111,000	145,233
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		$655,000	673,831
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		1,945,000	2,105,462
Telenet Finance Luxembourg S.A., 3.5%, 3/01/2028	EUR	500,000	625,898
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,000,000	1,057,500
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		525,000	541,816
Videotron Ltd., 5.375%, 6/15/2024 (n)		360,000	392,400
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,635,000	1,706,531
Ziggo Bond Finance B.V., 4.25%, 1/15/2027	EUR	320,000	400,768
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,115,000	1,162,521
			$23,196,740
Chemicals – 0.8%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$200,000	$199,580
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		300,000	313,500
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	620,675
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		545,000	544,373
Ingevity Corp., 3.875%, 11/01/2028 (n)		678,000	671,223
LYB International Finance III, LLC, 4.2%, 5/01/2050		139,000	150,491
Sherwin-Williams Co., 3.8%, 8/15/2049		38,000	41,423
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)		375,000	399,038
			$2,940,303

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.8%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$1,430,000	$1,483,625
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)		135,000	158,544
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		221,000	254,465
PTC, Inc., 3.625%, 2/15/2025 (n)		705,000	721,744
PTC, Inc., 4%, 2/15/2028 (n)		395,000	406,700
			$3,025,078
Computer Software - Systems – 1.3%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)		$219,000	$225,570
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)		360,000	349,200
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,690,000	1,913,925
Fair Isaac Corp., 4%, 6/15/2028 (n)		281,000	290,751
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		625,000	634,375
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,525,000	1,615,051
			$5,028,872
Conglomerates – 3.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$1,395,000	$1,478,700
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,600,000	1,656,000
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		450,000	467,437
Carrier Global Corp., 3.577%, 4/05/2050		129,000	131,102
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		745,000	794,356
EnerSys, 5%, 4/30/2023 (n)		1,255,000	1,311,475
EnerSys, 4.375%, 12/15/2027 (n)		425,000	447,313
Gates Global LLC, 6.25%, 1/15/2026 (n)		740,000	777,703
General Electric Co., 0.875%, 5/17/2025	EUR	100,000	123,502
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		$480,000	537,600
Griffon Corp., 5.75%, 3/01/2028		778,000	816,900
MTS Systems Corp., 5.75%, 8/15/2027 (n)		455,000	495,040
Roper Technologies, Inc., 2%, 6/30/2030		105,000	102,747
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		675,000	726,469
TriMas Corp., 4.875%, 10/15/2025 (n)		2,220,000	2,264,400
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		87,000	101,811
			$12,232,555
Construction – 1.4%
Empire Communities Corp., 7%, 12/15/2025 (n)		$490,000	$515,725
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		255,000	267,750
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,050,000	1,090,687
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)		690,000	712,425
Toll Brothers Finance Corp., 4.875%, 11/15/2025		585,000	659,588
Toll Brothers Finance Corp., 4.35%, 2/15/2028		905,000	1,004,550
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,208,000	1,262,143
			$5,512,868
Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)		$670,000	$660,687
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		535,000	533,663
Mattel, Inc., 6.75%, 12/31/2025 (n)		615,000	646,057
Mattel, Inc., 5.875%, 12/15/2027 (n)		304,000	330,942
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)		610,000	638,258
			$2,809,607
Consumer Services – 2.7%
Adevinta ASA, 2.625%, 11/15/2025 (n)	EUR	325,000	$397,423
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$216,000	228,690
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		585,000	645,571
ANGI Group LLC, 3.875%, 8/15/2028 (n)		742,000	758,695
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		410,000	423,831

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Booking Holdings, Inc., 4.5%, 4/13/2027		$167,000	$194,658
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		530,000	563,787
G4S International Finance PLC, 1.875%, 5/24/2025	EUR	200,000	241,444
Garda World Security Corp., 4.625%, 2/15/2027 (n)		$245,000	243,163
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		646,000	642,770
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		467,000	504,360
Match Group, Inc., 5%, 12/15/2027 (n)		555,000	581,573
Match Group, Inc., 4.625%, 6/01/2028 (n)		1,505,000	1,562,461
Match Group, Inc., 4.125%, 8/01/2030 (n)		225,000	232,594
Meituan, 2.125%, 10/28/2025 (n)		200,000	201,826
Realogy Group LLC, 9.375%, 4/01/2027 (n)		1,105,000	1,215,831
Realogy Group LLC, 5.75%, 1/15/2029 (n)		210,000	210,987
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		2,000,000	592,699
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		807,000	800,697
			$10,243,060
Containers – 2.7%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$405,000	$428,288
Ardagh Metal Packaging, 3%, 9/01/2029 (n)	EUR	120,000	144,786
Ardagh Metal Packaging, 4%, 9/01/2029 (n)		$341,000	341,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		880,000	911,346
Berry Global, Inc., 5.625%, 7/15/2027 (n)		345,000	365,700
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		350,000	354,375
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		690,000	725,362
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,190,000	1,282,225
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		525,000	543,533
DS Smith PLC, 0.875%, 9/12/2026	EUR	150,000	184,661
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$605,000	612,871
Greif, Inc., 6.5%, 3/01/2027 (n)		430,000	451,500
Reynolds Group, 4%, 10/15/2027 (n)		795,000	793,012
Silgan Holdings, Inc., 4.75%, 3/15/2025		670,000	677,872
Silgan Holdings, Inc., 4.125%, 2/01/2028		1,060,000	1,100,863
Trivium Packaging Finance B.V., 3.75%, 8/15/2026	EUR	465,000	573,670
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$800,000	858,000
			$10,349,064
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$400,000	$429,134
CommScope Technologies LLC, 6%, 6/15/2025 (n)		383,000	390,101
CommScope Technologies LLC, 5%, 3/15/2027 (n)		695,000	680,808
TTM Technologies, Inc., 4%, 3/01/2029 (n)		251,000	253,585
			$1,753,628
Electronics – 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$355,000	$388,052
Broadcom, Inc., 4.7%, 4/15/2025		133,000	149,796
Broadcom, Inc., 4.15%, 11/15/2030		83,000	91,181
Diebold Nixdorf, Inc., 8.5%, 4/15/2024		160,000	163,200
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		374,000	417,945
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,155,000	1,192,688
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	200,000	259,674
Intel Corp., 3.7%, 7/29/2025		$105,000	116,381
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		680,000	749,700
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,435,000	1,574,482
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		410,000	437,162
			$5,540,261

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 5.9%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		$1,139,678	$1,302,093
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048		458,844	524,234
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,074,000	1,116,960
Banco del Estado de Chile, 3.875%, 2/08/2022		600,000	617,730
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)		207,000	210,302
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	250,000	308,456
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$960,000	1,036,782
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		400,000	396,156
China Development Bank, 3.45%, 9/20/2029	CNY	29,770,000	4,510,234
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		$202,000	198,919
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		200,000	202,440
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	649,277
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,022,000	1,110,914
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		367,000	384,432
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	670,800
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		600,000	557,713
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	175,000	210,534
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		$299,000	289,802
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		359,000	404,213
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		200,000	207,500
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		500,000	556,300
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		200,000	210,208
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,086,000	1,142,303
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		1,316,000	1,343,084
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	208,236
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	947,618
Petroleos Mexicanos, 5.95%, 1/28/2031		350,000	337,225
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		250,000	263,712
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		554,000	581,354
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,272,409
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		700,000	884,072
			$22,656,012
Emerging Market Sovereign – 12.7%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	539,000	$677,385
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$320,000	330,000
Arab Republic of Egypt, 8.5%, 1/31/2047		1,265,000	1,314,689
Dominican Republic, 4.875%, 9/23/2032 (n)		424,000	430,360
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	177,833
Dominican Republic, 5.875%, 1/30/2060 (n)		2,249,000	2,187,153
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		798,000	918,246
Federative Republic of Brazil, 10%, 1/01/2023	BRL	11,009,000	2,102,510
Federative Republic of Brazil, 3.875%, 6/12/2030		$500,000	497,500
Government of Jamaica, 7.875%, 7/28/2045		279,000	387,810
Government of Malaysia, 4.065%, 6/15/2050	MYR	1,354,000	327,492
Government of Ukraine, 7.75%, 9/01/2026		$700,000	756,560
Government of Ukraine, 7.253%, 3/15/2033 (n)		981,000	996,980
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)	EUR	630,000	733,012
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		1,622,000	2,064,453
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	521,940
Kingdom of Morocco, 2.375%, 12/15/2027 (n)		$432,000	426,041
Kingdom of Morocco, 3%, 12/15/2032 (n)		459,000	444,321
Oriental Republic of Uruguay, 4.375%, 1/23/2031		350,000	403,816
Republic of Angola, 9.375%, 5/08/2048		454,000	445,465
Republic of Argentina, 0.125%, 7/09/2035		627,494	200,484
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	214,000	267,239
Republic of China, 3.81%, 9/14/2050	CNY	10,280,000	1,591,317
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	1,182,758
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		300,000	393,608

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Croatia, 1.75%, 3/04/2041	EUR	330,000	$394,180
Republic of Ghana, 8.125%, 3/26/2032 (n)		$305,000	311,024
Republic of Guatemala, 5.375%, 4/24/2032 (n)		200,000	235,000
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	940,170
Republic of Guatemala, 6.125%, 6/01/2050		300,000	363,000
Republic of Hungary, 7.625%, 3/29/2041		470,000	778,433
Republic of India, 7.27%, 4/08/2026	INR	114,310,000	1,639,556
Republic of Indonesia, 7%, 9/15/2030	IDR	13,600,000,000	979,458
Republic of Indonesia, 7.5%, 6/15/2035		6,722,000,000	488,204
Republic of Indonesia, 4.35%, 1/11/2048		$800,000	866,323
Republic of Kenya, 8%, 5/22/2032 (n)		778,000	871,166
Republic of Panama, 2.252%, 9/29/2032		321,000	306,555
Republic of Paraguay, 4.95%, 4/28/2031 (n)		280,000	316,400
Republic of Paraguay, 5.4%, 3/30/2050 (n)		900,000	1,035,459
Republic of Peru, 2.78%, 12/01/2060		1,069,000	878,718
Republic of Romania, 2%, 12/08/2026 (n)	EUR	989,000	1,272,648
Republic of Romania, 2.625%, 12/02/2040 (n)		163,000	193,513
Republic of Senegal, 6.25%, 5/23/2033		$247,000	262,656
Republic of Serbia, 1.65%, 3/03/2033 (n)	EUR	227,000	264,712
Republic of South Africa, 8%, 1/31/2030	ZAR	26,261,000	1,621,981
Republic of South Africa, 8.25%, 3/31/2032		10,867,000	644,841
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		$446,000	254,001
Republic of Turkey, 4.25%, 3/13/2025		695,000	690,635
Republic of Turkey, 4.75%, 1/26/2026		233,000	233,396
Republic of Turkey, 4.875%, 10/09/2026		1,278,000	1,275,444
Russian Federation, 4.75%, 5/27/2026		800,000	915,648
Russian Federation, 4.375%, 3/21/2029		1,000,000	1,131,280
Russian Federation, 5.1%, 3/28/2035 (n)		200,000	236,154
State of Qatar, 4%, 3/14/2029 (n)		200,000	228,519
State of Qatar, 3.75%, 4/16/2030 (n)		390,000	439,907
State of Qatar, 4.817%, 3/14/2049 (n)		683,000	842,063
United Mexican States, 5.75%, 3/05/2026	MXN	26,200,000	1,286,719
United Mexican States, 7.5%, 6/03/2027		83,200,000	4,397,498
United Mexican States, 4.5%, 4/22/2029		$800,000	896,808
United Mexican States, 2.659%, 5/24/2031		200,000	192,652
United Mexican States, 4.75%, 4/27/2032		998,000	1,123,249
United Mexican States, 3.771%, 5/24/2061		774,000	679,967
			$49,266,909
Energy - Independent – 2.7%
Afren PLC, 10.25%, 4/08/2049 (a)(d)(u)(z)		$451,812	$0
Apache Corp., 4.875%, 11/15/2027		215,000	225,750
Apache Corp., 4.375%, 10/15/2028		900,000	911,250
CNX Resources Corp., 6%, 1/15/2029 (n)		485,000	507,431
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		435,000	439,363
EQT Corp., 5%, 1/15/2029		262,000	286,890
Laredo Petroleum, Inc., 10.125%, 1/15/2028		405,000	387,180
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,007,000	1,103,712
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		552,000	612,168
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		515,000	530,924
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	502,578
Murphy Oil Corp., 6.875%, 8/15/2024		365,000	370,475
Murphy Oil Corp., 5.875%, 12/01/2027		205,000	201,925
Newfield Exploration Co., 5.375%, 1/01/2026		260,000	287,671
Occidental Petroleum Corp., 5.875%, 9/01/2025		530,000	575,050
Occidental Petroleum Corp., 5.5%, 12/01/2025		360,000	382,320
Ovintiv, Inc., 6.5%, 8/15/2034		210,000	260,279
Range Resources Corp., 9.25%, 2/01/2026		210,000	228,524
Range Resources Corp., 8.25%, 1/15/2029 (n)		365,000	392,266

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Southwestern Energy Co., 6.45%, 1/23/2025		$321,200	$337,260
Southwestern Energy Co., 7.5%, 4/01/2026		477,600	502,779
Southwestern Energy Co., 7.75%, 10/01/2027		130,000	138,931
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	1,070,026
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	327,518
			$10,582,270
Energy - Integrated – 0.3%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	100,000	$112,138
Eni S.p.A., 4.25%, 5/09/2029 (n)		$200,000	227,240
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	100,000	124,878
Exxon Mobil Corp., 1.408%, 6/26/2039		150,000	178,974
Galp Energia SGPS S.A., 2%, 1/15/2026		100,000	126,276
OMV AG, 0.75%, 6/16/2030		82,000	101,437
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2070		100,000	124,121
			$995,064
Entertainment – 1.7%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$270,000	$283,837
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		520,000	527,800
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)		515,000	592,291
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)		215,000	225,347
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027		375,000	383,297
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		768,000	787,200
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)		590,000	596,018
Merlin Entertainments, 5.75%, 6/15/2026 (n)		495,000	522,225
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		280,000	261,716
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)		330,000	383,625
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		365,000	366,944
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)		320,000	362,504
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		655,000	655,537
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)		245,000	264,117
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)		355,000	362,504
			$6,574,962
Financial Institutions – 2.3%
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	420,000	$588,947
Atrium Finance Issuer B.V., 2.625%, 9/05/2027	EUR	100,000	122,589
Avation Capital S.A., 6.5%, 5/15/2021 (n)		$350,000	280,000
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		290,000	310,853
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		576,000	602,244
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	141,653
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		775,000	786,780
CTP B.V., 2.125%, 10/01/2025	EUR	143,000	183,074
CTP B.V., 0.75%, 2/18/2027		100,000	119,809
EXOR N.V., 2.25%, 4/29/2030		100,000	134,820
EXOR N.V., 0.875%, 1/19/2031		100,000	120,414
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$515,000	551,050
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		2,134,675	1,981,192
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069	EUR	100,000	123,417
Grand City Properties S.A., 1.5% to 6/9/2026, FLR (EUR Swap Rate - 5yr. + 2.184%) to 6/9/2031, FLR (EUR Swap Rate - 5yr. + 2.434%) to 6/9/2046, FLR (EUR Swap Rate - 5yr. + 3.184%) to 12/09/2069		100,000	117,789
Logicor Financing S.à r.l., 0.875%, 1/14/2031		100,000	116,027
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$575,000	603,750
OneMain Finance Corp., 6.875%, 3/15/2025		480,000	541,382
OneMain Finance Corp., 8.875%, 6/01/2025		332,000	364,735

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
OneMain Finance Corp., 7.125%, 3/15/2026		$340,000	$392,700
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		695,000	755,866
SBB Treasury Oyj, 0.75%, 12/14/2028	EUR	113,000	131,323
			$9,070,414
Food & Beverages – 2.7%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	100,000	$132,120
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$189,000	218,699
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		110,000	141,815
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		930,000	982,312
Bacardi Ltd., 5.15%, 5/15/2038 (n)		153,000	188,448
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		900,000	956,520
Constellation Brands, Inc., 4.4%, 11/15/2025		177,000	201,886
Constellation Brands, Inc., 3.15%, 8/01/2029		204,000	217,691
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,380,000	1,514,495
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		475,000	532,000
Kraft Heinz Foods Co., 4.375%, 6/01/2046		1,045,000	1,130,783
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		1,050,000	1,089,900
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)		113,000	123,170
Performance Food Group Co., 5.5%, 10/15/2027 (n)		745,000	783,218
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		520,000	545,857
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		520,000	527,800
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		1,165,000	1,185,387
			$10,472,101
Forest & Paper Products – 0.0%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	100,000	$135,112
Gaming & Lodging – 4.1%
Boyd Gaming Corp., 4.75%, 12/01/2027		$465,000	$472,975
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)		645,000	640,279
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		570,000	604,200
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)		415,000	432,389
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)		434,000	455,700
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)		574,000	626,022
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		1,242,000	1,263,487
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		496,000	489,344
Las Vegas Sands Corp., 3.9%, 8/08/2029		101,000	106,745
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		345,000	364,775
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)		645,000	683,700
MGM Growth Properties LLC, 5.75%, 2/01/2027		285,000	322,050
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)		478,000	482,885
MGM Resorts International, 6.75%, 5/01/2025		640,000	685,203
MGM Resorts International, 5.5%, 4/15/2027		475,000	515,232
Scientific Games Corp., 8.25%, 3/15/2026 (n)		380,000	402,811
Scientific Games International, Inc., 7%, 5/15/2028 (n)		445,000	471,566
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		1,120,000	1,155,000
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		730,000	740,950
Whitbread Group PLC, 3%, 5/31/2031	GBP	100,000	136,534
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$133,000	135,841
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)		1,620,000	1,656,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		1,055,000	1,118,300
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		375,000	390,750
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,083,000	1,134,036
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		300,000	315,750
			$15,802,974

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 0.8%
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	100,000	$130,904
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	100,000	140,249
CPI Property Group S.A., 1.5%, 1/27/2031	EUR	200,000	233,569
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$908,000	901,326
Peach Property Finance GmbH, 4.375%, 11/15/2025	EUR	200,000	250,728
Peach Property Group, 4.375%, 11/15/2025 (n)		225,000	282,069
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$365,000	345,896
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		642,000	659,655
			$2,944,396
Insurance – 0.3%
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	100,000	$137,067
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		150,000	200,535
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	175,000	263,465
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	100,000	124,354
Credit Agricole Assurances S.A., 2%, 7/17/2030		100,000	124,989
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		100,000	128,425
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		105,000	131,331
			$1,110,166
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039		$38,000	$41,623
Insurance - Property & Casualty – 1.1%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$540,000	$553,500
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		1,145,000	1,184,285
AssuredPartners, Inc., 7%, 8/15/2025 (n)		215,000	219,825
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		210,000	211,050
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	100,000	109,715
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		$189,000	209,229
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		220,000	234,850
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		102,000	109,021
Hub International Ltd., 7%, 5/01/2026 (n)		725,000	755,377
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	200,000	281,312
Willis North America, Inc., 3.875%, 9/15/2049		$250,000	277,353
			$4,145,517
International Market Quasi-Sovereign – 0.5%
BNG Bank N.V. (Kingdom of the Netherlands), 0.875%, 10/24/2036	EUR	447,000	$584,038
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050		75,000	82,119
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2027		400,000	490,468
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 7/22/2049	GBP	200,000	313,470
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024	EUR	125,000	152,900
La Banque Postale S.A. (Republic of France), 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		100,000	121,205
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		100,000	119,825
Orsted A/S (Kingdom of Denmark), 2.5% to 2/18/2033, FLR (GBP Government Yield - 5yr. + 2.136%) to 2/18/2053, FLR (GBP Government Yield - 5yr. + 3.136%) to 2/18/3021	GBP	100,000	137,927
			$2,001,952
International Market Sovereign – 8.4%
Commonwealth of Australia, 1%, 12/21/2030	AUD	1,171,000	$830,631
Commonwealth of Australia, 1.75%, 6/21/2051		2,223,000	1,313,870
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	197,000
Government of France, 0.75%, 5/25/2052 (n)	EUR	481,024	583,016
Government of Japan, 1.7%, 3/20/2032	JPY	665,200,000	7,249,523
Government of Japan, 2.4%, 3/20/2037		9,500,000	116,123
Government of Japan, 0.6%, 9/20/2050		77,500,000	697,765

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Norway, 1.25%, 9/17/2031 (n)	NOK	9,944,000	$1,115,784
Kingdom of Spain, 1.25%, 10/31/2030 (n)	EUR	374,000	489,299
Kingdom of Spain, 1.85%, 7/30/2035		593,000	825,975
Kingdom of Spain, 1.2%, 10/31/2040 (n)		370,000	463,285
Republic of Cyprus, 1.25%, 1/21/2040		1,123,000	1,420,238
Republic of France, 1.5%, 5/25/2050		1,027,315	1,506,944
Republic of Iceland, 5%, 11/15/2028	ISK	188,496,000	1,637,179
Republic of Iceland, 6.5%, 1/24/2031		41,000,000	395,629
Republic of Italy, 1.65%, 3/01/2032	EUR	2,568,000	3,364,886
Republic of Italy, 1.45%, 3/01/2036		4,720,000	5,956,657
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	2,788,000	4,187,174
			$32,350,978
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	100,000	$119,444
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	$256,212
Province of British Columbia, 2.95%, 6/18/2050		115,000	98,621
Province of Ontario, 2.65%, 12/02/2050		499,000	398,749
			$753,582
Machinery & Tools – 0.2%
Clark Equipment Co., 5.875%, 6/01/2025 (n)		$540,000	$569,700
CNH Industrial Capital LLC, 1.875%, 1/15/2026		251,000	257,710
			$827,410
Major Banks – 1.6%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$152,000	$147,440
Bank of America Corp., 3.5%, 4/19/2026		400,000	443,904
Barclays PLC, 7.875%, 12/29/2049		800,000	840,000
CaixaBank S.A., 0.375% to 11/18/2025, FLR (EURIBOR - 3mo. + 0.85%) to 11/18/2026	EUR	100,000	119,798
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		100,000	125,705
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		100,000	124,552
Credit Agricole S.A., 4% to 6/23/2028, FLR (EUR Swap Rate - 5yr. + 4.37%) to 12/23/2167		200,000	260,615
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)		$600,000	681,780
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	100,000	121,126
Erste Group Bank AG, 1.625% to 9/08/2026, FLR (EUR ICE Swap Rate - 5yr. + 2.1%) to 9/08/2031		100,000	124,608
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$238,000	244,804
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	303,638
HSBC Holdings PLC, 6%, 11/22/2069		250,000	271,875
JPMorgan Chase & Co., 2.95%, 10/01/2026		201,000	218,039
JPMorgan Chase & Co., 3.54%, 5/01/2028		291,000	322,650
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		350,000	352,196
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		119,000	131,876
NatWest Group PLC, 0.78%, 2/26/2030	EUR	100,000	120,456
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$540,000	610,200
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	147,000	182,561
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		250,000	317,569
			$6,065,392
Medical & Health Technology & Services – 4.6%
AdaptHealth LLC, 4.625%, 8/01/2029 (n)		$570,000	$570,906
Akumin, Inc., 7%, 11/01/2025 (n)		435,000	454,575
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		1,504,000	1,567,950
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		400,000	440,000
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036	EUR	100,000	120,763
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		$975,000	1,025,336
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		105,000	115,106

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Cigna Corp., 4.125%, 11/15/2025		$201,000	$226,312
DaVita, Inc., 4.625%, 6/01/2030 (n)		420,000	426,825
DaVita, Inc., 3.75%, 2/15/2031 (n)		868,000	829,357
Encompass Health Corp., 5.75%, 9/15/2025		425,000	439,875
Encompass Health Corp., 4.625%, 4/01/2031		810,000	860,422
HCA, Inc., 5.375%, 2/01/2025		1,370,000	1,537,825
HCA, Inc., 5.875%, 2/15/2026		1,055,000	1,219,527
HCA, Inc., 5.625%, 9/01/2028		125,000	145,473
HCA, Inc., 5.875%, 2/01/2029		535,000	630,685
HCA, Inc., 3.5%, 9/01/2030		640,000	661,613
HCA, Inc., 5.125%, 6/15/2039		103,000	126,103
HealthSouth Corp., 5.125%, 3/15/2023		610,000	610,000
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		735,000	764,400
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		710,000	734,584
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,210,000	1,265,962
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		135,000	164,120
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)		210,000	208,757
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)		190,000	190,956
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		155,000	153,535
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		300,000	278,149
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	197,756
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		815,000	878,342
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		756,000	740,880
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		155,000	158,487
			$17,744,581
Medical Equipment – 0.6%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	100,000	$121,197
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$940,000	979,950
Teleflex, Inc., 4.875%, 6/01/2026		380,000	391,400
Teleflex, Inc., 4.625%, 11/15/2027		875,000	922,031
			$2,414,578
Metals & Mining – 3.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$209,000	$257,651
Arconic Corp., 6%, 5/15/2025 (n)		615,000	653,438
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		830,000	875,650
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)		420,000	450,293
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		515,000	501,159
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		645,000	693,375
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		200,000	208,750
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		759,000	823,515
First Quantum Minerals Ltd., 6.875%, 10/15/2027		350,000	379,750
Freeport-McMoRan, Inc., 5%, 9/01/2027		670,000	716,578
Freeport-McMoRan, Inc., 4.375%, 8/01/2028		350,000	372,313
Freeport-McMoRan, Inc., 5.25%, 9/01/2029		605,000	672,276
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		530,000	540,706
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)		1,050,000	1,069,687
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,359,000	1,418,701
Novelis Corp., 5.875%, 9/30/2026 (n)		975,000	1,016,437
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(z)		245,000	99,225
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)		390,000	404,742
TMS International Corp., 7.25%, 8/15/2025 (n)		745,000	760,056
			$11,914,302
Midstream – 4.2%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$982,000	$1,119,480
Cheniere Energy Partners LP, 5.25%, 10/01/2025		1,750,000	1,798,650
Cheniere Energy Partners LP, 4.5%, 10/01/2029		475,000	498,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	$935,000	$942,321
EnLink Midstream Partners LP, 4.85%, 7/15/2026	430,000	428,925
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	461,000	465,034
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	167,000	176,603
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	161,000	172,706
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,850,000	1,905,500
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	310,000	300,506
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	308,000	309,240
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	357,000	351,887
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	160,000	156,800
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	570,700	540,738
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	50,000	50,542
MPLX LP, 4.5%, 4/15/2038	170,000	186,381
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	805,000	834,181
NuStar Logistics, LP, 5.75%, 10/01/2025	757,000	806,205
Peru LNG, 5.375%, 3/22/2030	1,358,000	1,273,125
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	166,000	169,576
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	183,000	204,683
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	193,000	219,647
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	460,000	478,998
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	725,000	752,187
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	565,000	626,444
Western Midstream Operating LP, 5.3%, 2/01/2030	930,000	1,008,150
Western Midstream Operation LP, 4.65%, 7/01/2026	395,000	408,912
		$16,185,577
Mortgage-Backed – 2.3%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$27,377	$31,247
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	97,201	111,647
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	49,069	58,528
Fannie Mae, 3.5%, 12/01/2047 - 5/01/2049	142,049	156,592
Fannie Mae, 2.5%, 3/01/2050 - 2/01/2051	238,407	248,091
Fannie Mae, 3%, 6/01/2050 - 8/01/2050	239,419	250,539
Fannie Mae, 2%, 1/01/2051 - 2/01/2051	307,723	311,852
Fannie Mae, TBA, 1.5%, 3/01/2036	225,000	227,109
Fannie Mae, TBA, 2%, 3/01/2036 - 4/01/2051	1,200,000	1,212,381
Fannie Mae, TBA, 2.5%, 3/01/2036 - 4/01/2051	475,000	491,723
Fannie Mae, TBA, 3%, 3/01/2036	250,000	263,581
Fannie Mae, TBA, 3.5%, 3/01/2051	300,000	317,883
Fannie Mae, TBA, 4%, 3/01/2051	325,000	348,839
Freddie Mac, 0.132%, 2/25/2025 (i)	38,000,000	256,109
Freddie Mac, 1.367%, 3/25/2027 (i)	448,000	34,969
Freddie Mac, 3.117%, 6/25/2027	338,000	375,168
Freddie Mac, 0.124%, 2/25/2028 (i)	36,576,000	409,750
Freddie Mac, 0.29%, 2/25/2028 (i)	15,572,000	343,820
Freddie Mac, 0.104%, 4/25/2028 (i)	15,983,000	167,678
Freddie Mac, 1.089%, 7/25/2029 (i)	1,889,721	154,532
Freddie Mac, 1.799%, 4/25/2030 (i)	845,640	124,530
Freddie Mac, 1.868%, 4/25/2030 (i)	731,897	111,674
Freddie Mac, 1.662%, 5/25/2030 (i)	896,340	124,800
Freddie Mac, 1.796%, 5/25/2030 (i)	2,034,877	301,976
Freddie Mac, 1.341%, 6/25/2030 (i)	821,458	93,105
Freddie Mac, 1.169%, 9/25/2030 (i)	455,646	46,347
Freddie Mac, 1.6%, 9/25/2030 (i)	719,995	98,585
Freddie Mac, 1.081%, 11/25/2030 (i)	901,677	86,269
Freddie Mac, 6%, 8/01/2034	32,184	37,914
Freddie Mac, 3%, 5/01/2050	89,048	96,163
Ginnie Mae, 3%, 8/20/2050 - 9/20/2050	995,113	1,038,608
Ginnie Mae, 2.5%, 11/20/2050 - 12/20/2050	248,191	257,138

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 3/01/2051		$175,000	$181,186
Ginnie Mae, TBA, 3.5%, 3/01/2051 - 4/01/2051		450,000	476,015
Ginnie Mae, TBA, 4%, 3/01/2051		175,000	187,044
			$9,033,392
Municipals – 0.8%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027		$20,000	$20,602
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		215,000	231,523
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), “A”, 3.229%, 5/15/2050		530,000	583,445
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		499,000	649,274
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		346,000	391,181
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		221,000	253,814
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022		95,000	95,705
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		255,000	261,375
State of Florida, “A”, 2.154%, 7/01/2030		632,000	645,177
			$3,132,096
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$198,000	$216,702
National Grid PLC, 1.125%, 1/14/2033	GBP	100,000	129,641
NiSource, Inc., 3.6%, 5/01/2030		$183,000	202,603
			$548,946
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$280,000	$337,188
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)		267,000	277,349
			$614,537
Network & Telecom – 0.4%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$259,000	$234,530
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)		400,000	428,500
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)		640,000	659,904
Verizon Communications, Inc., 2.625%, 8/15/2026		127,000	135,209
			$1,458,143
Oil Services – 0.1%
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		$285,000	$213,750
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)		200,000	204,940
Halliburton Co., 5%, 11/15/2045		74,000	85,341
			$504,031
Oils – 0.3%
Neste Oyj, 1.5%, 6/07/2024	EUR	100,000	$124,836
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		$659,000	454,710
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		400,000	254,000
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	418,681
			$1,252,227
Other Banks & Diversified Financials – 1.0%
AIB Group PLC, 1.25%, 5/28/2024	EUR	100,000	$124,613
Bangkok Bank Public Co. Ltd., 3.733%, 9/25/2034		$750,000	778,362
Bank Mandiri, 4.75%, 5/13/2025		317,000	351,160
Deutsche Bank AG, 1.375% to 9/03/2025, FLR (EURIBOR - 3mo. + 1.85%) to 9/03/2026	EUR	200,000	248,320
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	100,000	137,007
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	100,000	119,935
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	279,382
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025	EUR	125,000	161,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	150,000	$213,134
Macquarie Group Ltd., 0.35%, 3/03/2028	EUR	125,000	149,375
Rabobank Nederland N.V., 3.25% to 12/29/2026, FLR (EUR Swap Rate - 5yr. + 3.7%) to 12/29/2069		200,000	244,628
UBS AG, 5.125%, 5/15/2024		$447,000	493,443
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		269,000	280,971
Virgin Money UK PLC, 2.875% to 6/24/2024, FLR (EUR Swap Rate - 1yr. + 3.25%) to 6/24/2025	EUR	100,000	128,752
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	200,000	303,662
			$4,014,544
Personal Computers & Peripherals – 0.2%
NCR Corp., 5%, 10/01/2028 (n)		$720,000	$730,951
Pharmaceuticals – 1.8%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		$2,400,000	$2,454,336
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		1,190,000	1,213,800
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		295,000	298,319
Catalent, Inc., 3.125%, 2/15/2029 (n)		202,000	199,572
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)		1,312,000	1,330,446
Jaguar Holding Co. II/Pharmaceutical Development LLC, 5%, 6/15/2028 (n)		878,000	926,290
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)		380,000	408,500
			$6,831,263
Pollution Control – 0.6%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)		$215,000	$219,031
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)		205,000	225,500
GFL Environmental, Inc., 4%, 8/01/2028 (n)		375,000	365,625
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		415,000	405,663
Stericycle, Inc., 3.875%, 1/15/2029 (n)		985,000	992,043
			$2,207,862
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$545,000	$563,296
Taseko Mines Ltd., 7%, 2/15/2026 (n)		205,000	209,143
			$772,439
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)		$1,060,000	$1,117,982
Informa PLC, 3.125%, 7/05/2026	GBP	200,000	292,402
Informa PLC, 1.25%, 4/22/2028	EUR	150,000	180,572
			$1,590,956
Railroad & Shipping – 0.2%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)		$645,000	$693,085
Real Estate - Apartment – 0.1%
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.212% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		$154,000	$155,539
Mid-America Apartment Communities, REIT, 1.7%, 2/15/2031		218,000	207,562
			$363,101
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		$475,000	$505,970
MPT Operating Partnership LP/MPT Financial Co., REIT, 4.625%, 8/01/2029		530,000	569,832
			$1,075,802
Real Estate - Office – 0.0%
Corporate Office Property LP, 2.25%, 3/15/2026		$149,000	$152,373

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.5%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)		$610,000	$638,975
Lexington Realty Trust Co., 2.7%, 9/15/2030		195,000	195,135
RHP Hotel Properties LP, 4.5%, 2/15/2029 (n)		370,000	366,448
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)		568,000	575,844
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		282,000	280,875
			$2,057,277
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$93,000	$102,451
Regency Centers Corp., 3.7%, 6/15/2030		339,000	371,363
STORE Capital Corp., 2.75%, 11/18/2030		313,000	310,459
Unibail-Rodamco-Westfield SE, REIT, 1.375%, 12/04/2031	EUR	100,000	120,986
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		$262,000	273,066
			$1,178,325
Retailers – 0.4%
L Brands, Inc., 5.25%, 2/01/2028		$1,205,000	$1,289,350
L Brands, Inc., 6.625%, 10/01/2030 (n)		265,000	297,463
			$1,586,813
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$702,000	$733,590
Specialty Stores – 0.5%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		$795,000	$802,950
PetSmart, Inc., 7.125%, 3/15/2023 (n)		585,000	586,053
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)		250,000	258,988
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	268,162
			$1,916,153
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		$88,000	$90,750
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		870,000	901,020
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)		45,000	47,925
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	100,000	139,289
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	223,764
			$1,402,748
Supranational – 0.5%
European Union, 0.3%, 11/04/2050	EUR	181,000	$209,526
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	185,171
West African Development Bank, 4.7%, 10/22/2031		$200,000	216,320
West African Development Bank, 4.7%, 10/22/2031 (n)		1,055,000	1,141,088
West African Development Bank, 2.75%, 1/22/2033	EUR	100,000	124,159
			$1,876,264
Telecommunications - Wireless – 3.7%
Altice France S.A., 7.375%, 5/01/2026 (n)		$1,090,000	$1,137,088
Altice France S.A., 5.875%, 2/01/2027	EUR	445,000	574,499
Altice France S.A., 8.125%, 2/01/2027 (n)		$675,000	735,757
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	204,022
Altice France S.A., 6%, 2/15/2028 (n)		655,000	641,081
American Tower Corp., REIT, 4%, 6/01/2025		250,000	276,567
American Tower Corp., REIT, 0.5%, 1/15/2028	EUR	175,000	209,155
Crown Castle International Corp., 1.35%, 7/15/2025		$99,000	99,387
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	173,560
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	416,000
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	676,066
Rogers Communications, Inc., 3.7%, 11/15/2049		106,000	112,941

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
SBA Communications Corp., 4.875%, 9/01/2024		$745,000	$764,146
SBA Communications Corp., 3.875%, 2/15/2027		1,231,000	1,275,968
SBA Communications Corp., 3.125%, 2/01/2029 (n)		505,000	493,461
Sprint Capital Corp., 6.875%, 11/15/2028		1,000,000	1,265,000
Sprint Corp., 7.125%, 6/15/2024		275,000	316,649
Sprint Corp., 7.625%, 3/01/2026		1,830,000	2,245,355
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)		330,000	356,806
T-Mobile USA, Inc., 6.5%, 1/15/2026		435,000	448,594
T-Mobile USA, Inc., 2.25%, 2/15/2026		360,000	358,614
T-Mobile USA, Inc., 5.375%, 4/15/2027		910,000	963,462
T-Mobile USA, Inc., 2.625%, 2/15/2029		760,000	743,850
			$14,488,028
Telephone Services – 0.1%
Iliad S.A., 2.375%, 6/17/2026	EUR	100,000	$125,333
Iliad S.A., 1.875%, 2/11/2028		100,000	119,928
			$245,261
Tobacco – 0.3%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	100,000	$140,891
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$630,000	680,400
Vector Group Ltd., 5.75%, 2/01/2029 (n)		415,000	430,044
			$1,251,335
Transportation - Services – 0.3%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	100,000	$149,633
Abertis Infraestructuras S.A., 1.875%, 3/26/2032	EUR	200,000	253,769
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$120,000	176,841
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	480,000	544,859
			$1,125,102
U.S. Treasury Obligations – 7.6%
U.S. Treasury Bonds, 3%, 2/15/2048		$86,000	$100,556
U.S. Treasury Bonds, 2.25%, 8/15/2049		115,500	117,075
U.S. Treasury Bonds, 2.375%, 11/15/2049		4,766,000	4,962,598
U.S. Treasury Notes, 2.375%, 5/15/2029		12,727,000	13,789,406
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		12,535,000	10,566,613
			$29,536,248
Utilities - Electric Power – 3.3%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$1,200,450
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		193,000	203,619
Calpine Corp., 4.5%, 2/15/2028 (n)		450,000	462,375
Calpine Corp., 5.125%, 3/15/2028 (n)		515,000	517,575
Clearway Energy Operating LLC, 5.75%, 10/15/2025		1,920,000	2,007,456
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		285,000	304,594
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	380,000	460,094
Duke Energy Corp., 3.75%, 9/01/2046		$161,000	169,046
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		200,000	219,239
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	200,000	251,566
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		$721,000	757,050
FirstEnergy Corp., 2.65%, 3/01/2030		178,000	174,663
Georgia Power Co., 3.7%, 1/30/2050		39,000	41,257
Iberdrola International B.V., 1.825% to 2/9/2030, FLR (EUR Swap Rate - 5yr. + 2.049%) to 2/9/2035, FLR (EUR Swap Rate - 5yr. + 2.299%) to 2/9/2050, FLR (EUR Swap Rate - 5yr. + 3.049%) to 2/09/2171	EUR	100,000	119,867
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		$280,000	284,200
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	600,880
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		102,000	108,120

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	$355,000	$396,606
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	955,000	1,009,913
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050	104,000	105,618
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)	819,928	918,729
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	430,000	441,720
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	830,000	917,150
Transelec S.A., 4.25%, 1/14/2025 (n)	600,000	657,000
Virginia Electric & Power Co., 3.5%, 3/15/2027	375,000	416,931
WEC Energy Group, Inc., 1.8%, 10/15/2030	107,000	101,952
		$12,847,670
Total Bonds		$460,560,996
Common Stocks – 1.3%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	110,829	$228,340
Energy - Independent – 0.0%
Frontera Energy Corp.	16,354	$81,664
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	615	$173,750
Special Products & Services – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	54,000	$4,667,760
Total Common Stocks		$5,151,514
Floating Rate Loans (r) – 0.2%
Broadcasting – 0.0%
Nexstar Broadcasting, Inc., Term Loan B4, 2.872%, 9/18/2026	$88,863	$88,887
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.611%, 4/15/2027	$101,970	$101,635
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 2.004%, 6/01/2024	$150,845	$150,576
Element Solutions, Inc., Term Loan B1, 2.114%, 1/31/2026	101,713	101,585
		$252,161
Computer Software - Systems – 0.0%
SS&C Technologies, Inc., Term Loan B5, 1.865%, 4/16/2025	$101,673	$101,408
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.865%, 11/27/2025	$88,286	$88,216
Total Floating Rate Loans		$632,307
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	274	$0
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	274	0
Total Warrants				$0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 5.2%
Money Market Funds – 5.2%
MFS Institutional Money Market Portfolio, 0.07% (v)	20,100,734	$20,100,734
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Market Index Securities – 0.0%
Markit iTraxx Europe Crossover Index – May 2021 @ EUR 200	Call	Goldman Sachs International	$ 12,846,689	EUR 8,700,000	$6,867
Markit iTraxx Europe Crossover Index – May 2021 @ EUR 325	Put	Goldman Sachs International	11,692,021	8,700,000	90,828
					$97,695
Other – 0.2%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022	Put	Merrill Lynch International	$ 20,100,000	$ 20,100,000	828,369
Total Purchased Options					$926,064

Written Options (see table below) – (0.0)%	$(59,278)

Other Assets, Less Liabilities – (26.0)%	(100,479,565)
Net Assets – 100.0%	$386,832,772
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,100,734 and $467,270,881, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $235,451,447, representing 60.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2049	3/01/12-4/02/13	$475,593	$0
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.957% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	428,000	434,950
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022	6/21/18	239,394	99,225
Total Restricted Securities			$534,175
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund

Portfolio of Investments (unaudited) – continued
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 2/28/21
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit iTraxx Europe Crossover Index	Call	Goldman Sachs International	EUR (3,500,000)	$(5,168,208)	EUR 250	March – 2021	$(11,068)
Markit iTraxx Europe Crossover Index	Put	Goldman Sachs International	(3,500,000)	(4,703,686)	250	March – 2021	(48,210)
							$(59,278)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	724,654	USD	554,801	UBS AG	4/16/2021	$2,877
EUR	66,052	USD	79,619	UBS AG	4/16/2021	159
GBP	2,132,468	USD	2,946,355	Citibank N.A.	4/16/2021	25,336
GBP	247,000	USD	342,362	Goldman Sachs International	4/16/2021	1,844
GBP	108,863	USD	147,797	Merrill Lynch International	4/16/2021	3,909
GBP	1,386,000	USD	1,913,466	UBS AG	4/16/2021	17,990
NZD	237,000	USD	170,263	Brown Brothers Harriman	4/16/2021	977
NZD	7,200,000	USD	5,182,473	JPMorgan Chase Bank N.A.	4/16/2021	19,755

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
TRY	7,137,000	USD	945,443	BNP Paribas S.A.	3/22/2021	$6,738
TRY	5,342,000	USD	699,782	Citibank N.A.	4/16/2021	5,016
TRY	6,789,000	USD	880,887	HSBC Bank	4/16/2021	14,820
ZAR	4,055,511	USD	263,717	UBS AG	4/16/2021	2,792
USD	846,764	AUD	1,098,023	Deutsche Bank AG	4/16/2021	1,749
USD	2,542,656	AUD	3,275,096	UBS AG	4/16/2021	22,214
USD	2,198,717	BRL	12,069,418	Citibank N.A.	4/05/2021	47,593
USD	35,431	CAD	45,044	Deutsche Bank AG	4/16/2021	33
USD	1,708,261	CAD	2,168,000	Goldman Sachs International	4/16/2021	4,521
USD	4,775,196	CNH	31,001,000	JPMorgan Chase Bank N.A.	4/16/2021	9,801
USD	45,426,244	EUR	37,293,537	Citibank N.A.	4/16/2021	382,880
USD	601,543	EUR	493,940	Deutsche Bank AG	4/16/2021	4,960
USD	3,427,178	EUR	2,824,686	Goldman Sachs International	4/16/2021	15,506
USD	120,414	EUR	99,335	JPMorgan Chase Bank N.A.	4/16/2021	437
USD	269,883	EUR	220,487	Merrill Lynch International	4/16/2021	3,577
USD	2,954,649	EUR	2,426,179	UBS AG	4/16/2021	24,297
USD	1,556,087	IDR	21,987,513,914	JPMorgan Chase Bank N.A.	5/20/2021	22,553
USD	3,800,206	JPY	394,470,880	Citibank N.A.	4/16/2021	97,611
USD	2,134,750	JPY	224,731,826	State Street Bank Corp.	4/16/2021	25,365
USD	712,602	JPY	75,030,467	UBS AG	4/16/2021	8,348
USD	4,790,023	MXN	95,988,236	Citibank N.A.	4/16/2021	223,709
USD	1,727,409	MXN	34,494,933	Goldman Sachs International	4/16/2021	86,429
USD	1,171,697	NOK	9,905,824	Goldman Sachs International	4/16/2021	29,293
USD	270,756	NOK	2,300,000	State Street Bank Corp.	4/16/2021	5,505
USD	4,084,577	SEK	33,964,537	JPMorgan Chase Bank N.A.	4/16/2021	60,174
USD	704,267	ZAR	10,415,641	UBS AG	4/16/2021	19,800
						$1,198,568
Liability Derivatives
AUD	265,781	USD	207,415	UBS AG	4/16/2021	$(2,875)
CAD	61,852	USD	49,117	Citibank N.A.	4/16/2021	(510)
CAD	2,120,000	USD	1,689,216	Deutsche Bank AG	4/16/2021	(23,197)
CAD	2,195,000	USD	1,737,326	Goldman Sachs International	4/16/2021	(12,368)
CAD	1,126,555	USD	889,132	UBS AG	4/16/2021	(3,820)
CLP	1,182,171,000	USD	1,681,011	Citibank N.A.	5/28/2021	(46,172)
CNH	13,796,000	USD	2,140,607	Barclays Bank PLC	4/16/2021	(19,921)
CNH	1,500,000	USD	231,542	HSBC Bank	4/16/2021	(966)
EUR	3,982,890	USD	4,844,287	Citibank N.A.	4/16/2021	(33,728)
EUR	802,189	USD	972,552	Credit Suisse Group	4/16/2021	(3,663)
EUR	777,934	USD	943,567	Deutsche Bank AG	4/16/2021	(3,973)
EUR	651,697	USD	791,291	Goldman Sachs International	4/16/2021	(4,168)
EUR	321,583	USD	390,778	JPMorgan Chase Bank N.A.	4/16/2021	(2,368)
EUR	376,027	USD	458,027	Merrill Lynch International	4/16/2021	(3,860)
EUR	1,242,708	USD	1,514,520	UBS AG	4/16/2021	(13,570)
GBP	925,829	USD	1,306,979	Deutsche Bank AG	4/16/2021	(16,794)
GBP	121,000	USD	169,597	Goldman Sachs International	4/16/2021	(978)
GBP	950,000	USD	1,340,108	UBS AG	4/16/2021	(16,240)
JPY	14,156,973	USD	136,113	Citibank N.A.	4/16/2021	(3,232)
JPY	14,920,137	USD	143,221	Merrill Lynch International	4/16/2021	(3,177)
JPY	153,566,676	USD	1,486,331	UBS AG	4/16/2021	(44,919)
MXN	7,951,859	USD	394,407	State Street Bank Corp.	4/16/2021	(16,124)
NOK	53,494,000	USD	6,295,226	Goldman Sachs International	4/16/2021	(125,951)
NZD	589,132	USD	427,042	UBS AG	4/16/2021	(1,376)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
SEK	3,949,839	USD	473,614	Goldman Sachs International	4/16/2021	$(5,604)
SEK	7,092,000	USD	855,546	JPMorgan Chase Bank N.A.	4/16/2021	(15,227)
SGD	2,141	USD	1,609	Citibank N.A.	4/16/2021	(3)
TRY	3,119,000	USD	421,474	JPMorgan Chase Bank N.A.	4/16/2021	(9,968)
USD	3,426,173	AUD	4,494,000	Merrill Lynch International	4/16/2021	(32,311)
USD	1,917,002	CAD	2,441,628	HSBC Bank	4/16/2021	(1,771)
USD	427,023	CNH	2,786,000	Goldman Sachs International	4/16/2021	(1,234)
USD	2,932,114	EUR	2,434,197	Citibank N.A.	4/16/2021	(7,926)
USD	974,547	EUR	809,000	UBS AG	4/16/2021	(2,567)
USD	138,371	GBP	99,889	Citibank N.A.	4/16/2021	(829)
USD	411,715	GBP	300,596	JPMorgan Chase Bank N.A.	4/16/2021	(7,179)
USD	15,394,389	GBP	11,289,572	UBS AG	4/16/2021	(338,147)
USD	4,006,929	NZD	5,573,555	Goldman Sachs International	4/16/2021	(20,141)
USD	1,735,954	NZD	2,421,000	JPMorgan Chase Bank N.A.	4/16/2021	(13,295)
USD	849,839	SEK	7,187,000	JPMorgan Chase Bank N.A.	4/16/2021	(1,737)
USD	218,203	ZAR	3,370,252	JPMorgan Chase Bank N.A.	4/16/2021	(3,274)
USD	1,604,828	ZAR	24,799,776	UBS AG	4/16/2021	(24,896)
						$(890,059)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	52	$5,711,583	June – 2021	$99,989
Euro-Bobl 5 yr	Short	EUR	212	34,329,405	March – 2021	265,503
Euro-Bund 10 yr	Short	EUR	111	23,222,962	March – 2021	505,250
Japan Government Bond 10 yr	Short	JPY	6	8,478,071	March – 2021	77,593
Long Gilt 10 yr	Short	GBP	38	6,764,348	June – 2021	77,689
U.S. Treasury Note 10 yr	Short	USD	341	45,257,094	June – 2021	483,611
U.S. Treasury Note 2 yr	Short	USD	107	23,621,922	June – 2021	1,296
U.S. Treasury Note 5 yr	Short	USD	100	12,396,875	June – 2021	87,404
U.S. Treasury Ultra Note 10 yr	Short	USD	97	14,292,344	June – 2021	138,000
						$1,736,335
Liability Derivatives
Interest Rate Futures
Euro-Buxl 30 yr	Long	EUR	2	$506,317	March – 2021	$(32,003)
U.S. Treasury Bond	Long	USD	49	7,801,718	June – 2021	(72,135)
U.S. Treasury Ultra Bond	Long	USD	20	3,781,250	June – 2021	(8,077)
						$(112,215)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/25	EUR	220,000	Goldman Sachs International	1.00%/Quarterly	(1)	$3,473	$(8,706)	$(5,233)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in Unibail-Rodamco-Westfield SE, 1.375%, 3/09/26 a BBB+ rated credit default swap index. The fund entered into the contract to gain issuer exposure.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At February 28, 2021, the fund had liquid securities with an aggregate value of $1,891,000 to cover any collateral or margin obligations for derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,667,760	$0	$173,750	$4,841,510
Mexico	—	228,340	—	228,340
Canada	81,664	—	—	81,664
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	30,364,617	—	30,364,617
Non - U.S. Sovereign Debt	—	108,152,115	—	108,152,115
Municipal Bonds	—	3,132,096	—	3,132,096
U.S. Corporate Bonds	—	231,344,412	—	231,344,412
Residential Mortgage-Backed Securities	—	9,033,392	—	9,033,392
Commercial Mortgage-Backed Securities	—	3,493,917	—	3,493,917
Asset-Backed Securities (including CDOs)	—	3,682,026	—	3,682,026
Foreign Bonds	—	72,225,207	0	72,225,207
Floating Rate Loans	—	632,307	—	632,307
Mutual Funds	20,100,734	—	—	20,100,734
Total	$24,850,158	$462,288,429	$173,750	$487,312,337
Other Financial Instruments
Futures Contracts – Assets	$1,736,335	$—	$—	$1,736,335
Futures Contracts – Liabilities	(112,215)	—	—	(112,215)
Forward Foreign Currency Exchange Contracts – Assets	—	1,198,568	—	1,198,568
Forward Foreign Currency Exchange Contracts – Liabilities	—	(890,059)	—	(890,059)
Swap Agreements – Assets	—	(5,233)	—	(5,233)
Written Options - Liabilities	—	(59,278)	—	(59,278)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
	Equity Securities	Fixed Income Securities
Balance as of 11/30/20	$173,750	$—
Change in unrealized appreciation or depreciation	0	—
Transfers into level 3	—	0
Balance as of 2/28/21	$173,750	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2021 is $0. At February 28, 2021, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$19,288,281	$116,621,599	$115,809,146	$530	$(530)	$20,100,734
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,172	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.